Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000243906 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Active Global Quality Income ETF
Average Annual Return, Percent		19.52%	9.43%	5.40%
C000247844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Energy Income Partners Enhanced Income ETF
Average Annual Return, Percent		6.39%	18.31%	9.35%
C000257285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Confluence BDC & Specialty Finance Income ETF
Average Annual Return, Percent		(2.61%)	12.37%	5.10%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		27.14%	10.47%	7.83%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		18.21%	11.97%	11.41%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.00%	15.28%	14.63%
MSCI ACWI High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI High Dividend Yield Index
Average Annual Return, Percent		13.59%	8.94%	8.28%
S And P Global 1200 Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Energy Index
Average Annual Return, Percent		6.25%	22.06%	8.12%
PHLX Utility Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PHLX Utility Sector Index
Average Annual Return, Percent		13.25%	10.14%	11.41%
Alerian MLP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Average Annual Return, Percent		3.55%	27.00%	8.63%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[1]	8.55%	19.01%	11.35%
Blended Benchmark C000257285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[2]	(0.32%)	10.77%	8.13%
MSCI USA IMI Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA IMI Financials Index
Average Annual Return, Percent		4.99%	16.09%	12.44%
MarketVector TM US Business Development Companies Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MarketVectorTM US Business Development Companies Liquid Index
Average Annual Return, Percent		(3.16%)	12.45%	8.65%

[1]
The Blended Benchmark consists of the following: PHLX Utility Sector Index (50%) and Alerian MLP Index (50%). The Blended Benchmark reflects the diverse allocation of companies engaged in the energy infrastructure sector in the Fund’s portfolio. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

[2]	The Blended Benchmark consists of a 70/20/10 blend of the MVIS U.S. Business Development Companies Index, the FTSE NARIET Mortgage REIT Index and the S&P SmallCap Financials Index. The Blended Benchmark returns are calculated by using the monthly return of the three indices during each period shown above. At the beginning of each month, the three indices are rebalanced, to account for divergence from that ratio that occurred during the course of each month to the ratios noted above. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.